Other Assets (Tables)	3 Months Ended
Mar. 31, 2026
Other Assets [Abstract]
Scheudule of Other Current Assets

Other current assets consists of the following:

	March 31, 2026	December 31, 2025
Deferred financing costs related to undrawn debt facilities (*)	1,319,748	2,303,132
Prepayments	747,061	692,147
Other (**)	477,851	644,138
Total	2,544,660	3,639,417
(*)	Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 11 for additional information.
(**)	Included within Other assets is an advance salary payment to a member of key management totaling US$316,667 (December 31, 2025: US$316,667). The advance is non-interest-bearing and was fully recovered in April 2026.

Schedule of Other Non-Current Assets

Other non-current assets consists of the following:

	March 31, 2026	December 31, 2025
Deferred financing costs related to undrawn debt facilities (*)	11,950,000	11,950,000
Total	11,950,000	11,950,000

(*)	Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 11 for additional information.
(**)	Included within Other assets is an advance salary payment to a member of key management totaling US$316,667 (December 31, 2025: US$316,667). The advance is non-interest-bearing and was fully recovered in April 2026.

Schedule of Deferred Financing Cost Movement

The table below shows the deferred financing cost movement for the years ended March 31, 2026 and December 31, 2025.

	March 31, 2026	December 31, 2025
Opening	14,253,132	3,806,246
Costs incurred related to committed debt facilities	-	19,964,000
Reclassification to debt upon borrowings	(983,384)	(7,590,005)
Financing expense (*)	-	(1,927,109)
Ending balance	13,269,748	14,253,132

(*)	Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.